Finance (expense) / income - Summary of Finance (Expense) / Income (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Income Expense [Abstract]
Foreign exchange differences	€ (5,867,219)	€ 2,616,719	€ (10,889,757)	€ 3,138,970
Interest and other income over bank balances	(1,000,543)	2,114,635	2,197,192	2,178,556
Other finance expenses	(38,131)	(9,803)	(64,087)	(17,755)
Total finance (expenses)/income	€ (4,904,807)	€ 4,721,551	€ (8,756,652)	€ 5,299,771